UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund

March 31, 2007

Shares	Description	Value

	COMMON STOCKS – 98.5%

	Aerospace & Defense – 2.6%

308,150	Honeywell International Inc.	$14,193,389
	Air Freight & Logistics – 0.9%

120,350	TNT N.V., ADR, (1)	5,542,118
	Beverages – 5.0%

227,150	Coca-Cola Company	10,903,200

262,450	PepsiCo, Inc.	16,681,322
	Total Beverages	27,584,522

	Capital Markets – 5.6%

380,550	JPMorgan Chase & Co.	18,411,008

155,252	Morgan Stanley	12,227,648
	Total Capital Markets	30,638,656

	Chemicals – 3.7%

269,200	E.I. Du Pont de Nemours and Company	13,306,556

182,300	Imperial Chemical Industries PLC, Sponsored ADR	7,175,328
	Total Chemicals	20,481,884

	Commercial Banks – 10.6%

470,350	Bank of America Corporation	23,997,256

315,950	Wachovia Corporation	17,393,048

486,600	Wells Fargo & Company	16,753,638
	Total Commercial Banks	58,143,942

	Communications Equipment – 2.9%

265,600	Corning Incorporated, (1)	6,039,744

550,100	Motorola, Inc.	9,720,267
	Total Communications Equipment	15,760,011

	Computers & Peripherals – 1.9%

263,850	Hewlett-Packard Company	10,590,939
	Containers & Packaging – 1.5%

137,050	Temple Inland Inc.	8,187,367
	Diversified Financial Services – 4.4%

473,711	Citigroup Inc.	24,320,322
	Diversified Telecommunication Services – 4.5%

624,738	AT&T Inc.	24,633,416
	Electronic Equipment & Instruments – 0.9%

166,600	Agilent Technologies, Inc., (1)	5,612,754
	Energy Equipment & Services – 2.3%

182,850	Schlumberger Limited	12,634,935
	Food & Staples Retailing – 4.1%

345,150	CVS Corporation	11,783,421

229,000	Wal-Mart Stores, Inc.	10,751,550
	Total Food & Staples Retailing	22,534,971

	Health Care Equipment & Supplies – 1.1%

141,150	Hospira Inc., (1)	5,773,035

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund (continued)

March 31, 2007

Shares	Description	Value

	Hotels Restaurants & Leisure – 4.2%

278,150	Intercontinental Hotels Group PLC, ADR	$6,878,650

358,550	McDonald’s Corporation	16,152,678
	Total Hotels Restaurants & Leisure	23,031,328

	Household Durables – 0.8%

110,850	Lennar Corporation, Class A	4,678,979
	Industrial Conglomerates – 4.6%

513,950	General Electric Company	18,173,272

81,350	Textron Inc.	7,305,230
	Total Industrial Conglomerates	25,478,502

	Insurance – 5.5%

271,300	American International Group, Inc.	18,236,785

231,850	Travelers Companies, Inc.	12,002,875
	Total Insurance	30,239,660

	Media – 1.8%

241,350	Viacom Inc., Class B, (1)	9,921,899
	Metals & Mining – 2.1%

51,500	Rio Tinto PLC, Sponsored ADR	11,732,215
	Multiline Retail – 1.7%

153,150	Target Corporation	9,075,669
	Multi-Utilities – 2.6%

159,250	Dominion Resources, Inc.	14,136,623
	Oil, Gas & Consumable Fuels – 11.1%

173,150	Exxon Mobil Corporation	13,064,168

179,850	Hess Corporation	9,976,280

273,050	Occidental Petroleum Corporation	13,464,096

188,400	Total SA, Sponsored ADR	13,146,552

206,150	XTO Energy, Inc.	11,299,082
	Total Oil, Gas & Consumable Fuels	60,950,178

	Paper & Forest Products – 1.7%

251,000	International Paper Company	9,136,400
	Pharmaceuticals – 6.6%

313,550	Bristol-Myers Squibb Company	8,704,148

202,883	Eli Lilly and Company	10,896,846

303,350	Norvatis AG, ADR	16,572,011
	Total Pharmaceuticals	36,173,005

	Road & Rail – 1.9%

204,000	Norfolk Southern Corporation	10,322,400
	Semiconductors & Equipment – 1.9%

341,200	Texas Instruments Incorporated	10,270,120
	Total Common Stocks (cost $436,751,457)	541,779,239

Principal Amount (000)	Description	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.8%

$9,385	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $9,388,484, collateralized by $7,035,000 U.S. Treasury Bonds, 8.125%, due 5/15/21, value $9,573,010	4.900%	4/02/07	$9,384,652

	Total Short-Term Investments (cost $9,384,652)			9,384,652

	Total Investments (cost $446,136,109) – 100.3%			551,163,891

	Other Assets Less Liabilities – (0.3)%			(1,382,292)

	Net Assets – 100%			$549,781,599

(1)	Non-income producing.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2007, the cost of investments was $446,399,675.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$107,615,902
Depreciation	(2,851,686)
Net unrealized appreciation (depreciation) of investments	$104,764,216

Portfolio of Investments (Unaudited)

Nuveen Balanced Municipal and Stock Fund

March 31, 2007

Shares	Description	Value

	COMMON STOCKS – 41.3%

	Aerospace & Defense – 1.1%

18,150	Honeywell International Inc.	$835,989
	Air Freight & Logistics – 0.4%

7,100	TNT N.V., ADR, (1)	326,955
	Beverages – 2.1%

13,350	Coca-Cola Company	640,800

15,450	PepsiCo, Inc.	982,002
	Total Beverages	1,622,802

	Capital Markets – 2.3%

22,400	JPMorgan Chase & Co.	1,083,712

9,205	Morgan Stanley	724,986
	Total Capital Markets	1,808,698

	Chemicals – 1.5%

15,700	E.I. Du Pont de Nemours and Company	776,051

10,700	Imperial Chemical Industries PLC, Sponsored ADR	421,152
	Total Chemicals	1,197,203

	Commercial Banks – 4.4%

27,700	Bank of America Corporation	1,413,254

18,750	Wachovia Corporation	1,032,188

28,700	Wells Fargo & Company	988,141
	Total Commercial Banks	3,433,583

	Communications Equipment – 1.2%

15,600	Corning Incorporated, (1)	354,744

33,350	Motorola, Inc.	589,295
	Total Communications Equipment	944,039

	Computers & Peripherals – 0.8%

15,550	Hewlett-Packard Company	624,177
	Containers & Packaging – 0.6%

7,600	Temple Inland Inc.	454,024
	Diversified Financial Services – 1.9%

28,410	Citigroup Inc.	1,458,568
	Diversified Telecommunication Services – 1.9%

37,512	AT&T Inc.	1,479,097
	Electronic Equipment & Instruments – 0.4%

9,700	Agilent Technologies, Inc., (1)	326,793
	Energy Equipment & Services – 1.0%

10,750	Schlumberger Limited	742,825
	Food & Staples Retailing – 1.7%

20,300	CVS Corporation	693,042

13,700	Wal-Mart Stores, Inc.	643,215
	Total Food & Staples Retailing	1,336,257

	Health Care Equipment & Supplies – 0.4%

8,100	Hospira Inc., (1)	331,290

Shares	Description	Value

	Hotels Restaurants & Leisure – 1.8%

16,500	Intercontinental Hotels Group PLC, ADR	$408,045

21,100	McDonald’s Corporation	950,555
	Total Hotels Restaurants & Leisure	1,358,600

	Household Durables – 0.4%

6,500	Lennar Corporation, Class A	274,365
	Industrial Conglomerates – 1.9%

30,200	General Electric Company	1,067,872

4,850	Textron Inc.	435,530
	Total Industrial Conglomerates	1,503,402

	Insurance – 2.3%

16,200	American International Group, Inc.	1,088,964

13,700	Travelers Companies, Inc.	709,249
	Total Insurance	1,798,213

	Media – 0.8%

14,150	Viacom Inc., Class B, (1)	581,707
	Metals & Mining – 0.9%

3,050	Rio Tinto PLC, Sponsored ADR	694,821
	Multiline Retail – 0.7%

8,950	Target Corporation	530,377
	Multi-Utilities – 1.1%

9,450	Dominion Resources, Inc.	838,877
	Oil, Gas & Consumable Fuels – 4.6%

10,200	Exxon Mobil Corporation	769,590

10,600	Hess Corporation	587,982

15,850	Occidental Petroleum Corporation	781,564

11,100	Total SA, Sponsored ADR	774,558

12,350	XTO Energy, Inc.	676,904
	Total Oil, Gas & Consumable Fuels	3,590,598

	Paper & Forest Products – 0.7%

14,800	International Paper Company	538,720
	Pharmaceuticals – 2.8%

18,350	Bristol-Myers Squibb Company	509,396

12,143	Eli Lilly and Company	652,201

17,850	Norvatis AG, ADR	975,146
	Total Pharmaceuticals	2,136,743

	Road & Rail – 0.8%

11,950	Norfolk Southern Corporation	604,670
	Semiconductors & Equipment – 0.8%

19,900	Texas Instruments Incorporated	598,990
	Total Common Stocks (cost $25,630,220)	31,972,383

Portfolio of Investments (Unaudited)

Nuveen Balanced Municipal and Stock Fund (continued)

March 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (2)	Ratings (3)		Value

	MUNICIPAL BONDS – 57.7%

	California – 7.4%

$1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/25 – AMBAC Insured	10/17 at 100.00	AAA		$824,560

500	Calleguas-Las Virgenes Public Finance Authority, California, Water Revenue Bonds, Calleguas Municipal Water District, Series 2003B, 5.250%, 7/01/19 – MBIA Insured	7/13 at 100.00	AAA		541,865

500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 4.500%, 6/01/27	6/17 at 100.00	BBB		487,540

735	Northern California Power Agency, Revenue Bonds, Geothermal Project 3, Series 1993, 5.650%, 7/01/07	No Opt. Call	A2		738,006

250	Orange County, California, Refunding Recovery Bonds, Series 1995A, 6.000%, 6/01/10 – MBIA Insured (ETM)	No Opt. Call	AAA		268,543

1,495	Palmdale Civic Authority, California, Revenue Refinancing Bonds, Civic Center Project, Series 1997A, 5.375%, 7/01/12 – MBIA Insured	7/07 at 102.00	AAA		1,530,789

1,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999, 5.700%, 9/01/11 (Pre-refunded 9/01/09)	9/09 at 101.00	Baa3	(4)	1,047,270

250	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3		259,665
5,730	Total California				5,698,238
	Colorado – 5.7%

750	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2006B, 5.000%, 12/01/23 – RAAI Insured	12/16 at 100.00	AA		785,993

250	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004, 5.000%, 1/15/17	1/15 at 100.00	BBB+		262,210

1,000	Denver City and County, Colorado, Airport Special Facilities Revenue Bonds, Rental Car Projects, Series 1999A, 6.000%, 1/01/13 – MBIA Insured (Alternative Minimum Tax)	1/09 at 101.00	AAA		1,041,750

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
370	0.000%, 9/01/28 – MBIA Insured	9/20 at 63.98	AAA		128,597
2,000	0.000%, 3/01/36 – MBIA Insured	No Opt. Call	AAA		449,700

2,000	Metropolitan Football Stadium District, Colorado, Sales Tax Revenue Bonds, Series 1999A, 0.000%, 1/01/12 – MBIA Insured	No Opt. Call	AAA		1,664,579

160	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B, 0.000%, 6/15/27 – AMBAC Insured	6/11 at 38.04	AAA		50,661
6,530	Total Colorado				4,383,490
	Connecticut – 0.8%

400	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Elim Park Baptist Home Inc., Series 1998A, 4.875%, 12/01/07	6/07 at 103.00	BBB+		401,964

185	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care, Series 1997B, 5.125%, 7/01/07	No Opt. Call	BBB–		185,551
585	Total Connecticut				587,515
	District of Columbia – 0.5%

255	District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.500%, 6/01/10 – MBIA Insured	No Opt. Call	AAA		276,193

130	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue Bonds, Series 1998, 5.000%, 10/01/21 (Pre-refunded 10/01/08) – AMBAC Insured	10/08 at 101.00	AAA		133,843
385	Total District Of Columbia				410,036
	Idaho – 0.2%

130	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1997D, 5.950%, 7/01/09 (Alternative Minimum Tax)	7/07 at 102.00	Aa3		132,183

Principal Amount (000)	Description	Optional Call Provisions (2)	Ratings (3)		Value

	Illinois – 5.1%

$870	Bolingbrook, Will and DuPage Counties, Illinois, Residential Mortgage Revenue Bonds, Series 1979, 7.500%, 8/01/10 – FGIC Insured (ETM)	No Opt. Call	AAA		$928,012

	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
2,205	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	AAA		1,032,602
2,205	0.000%, 12/01/29 – FGIC Insured	No Opt. Call	AAA		816,622

65	Chicago, Illinois, General Obligation Refunding Bonds, Series 1996B, 5.125%, 1/01/25 – FGIC Insured	7/07 at 101.00	AAA		65,571

	Illinois Development Finance Authority, Economic Development Revenue Bonds, Latin School of Chicago, Series 1998:
270	5.200%, 8/01/11 (Pre-refunded 8/01/08)	8/08 at 100.00	Baa2	(4)	275,025
200	5.250%, 8/01/12 (Pre-refunded 8/01/08)	8/08 at 100.00	Baa2	(4)	203,850
580	5.300%, 8/01/13 (Pre-refunded 8/01/08)	8/08 at 100.00	Baa2	(4)	591,542
6,395	Total Illinois				3,913,224
	Indiana – 1.5%

300	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/24	4/14 at 100.00	N/R		307,719

860	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series 1998A, 4.625%, 8/15/28 – MBIA Insured	2/08 at 101.00	AAA		861,565
1,160	Total Indiana				1,169,284
	Iowa – 1.3%

970	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.000%, 7/01/19	7/16 at 100.00	BBB–		983,920
	Louisiana – 0.5%

340	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA		361,991
	Maine – 0.3%

255	Winslow, Maine, General Obligation Tax Increment Financing Bonds, Crowe Rope Industries, Series 1997A, 6.000%, 3/01/11 – MBIA Insured (Alternative Minimum Tax)	9/07 at 102.00	AAA		260,485
	Massachusetts – 1.9%

885	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)	12/08 at 102.00	BBB		910,957

545	Massachusetts Turnpike Authority, Western Turnpike Revenue Bonds, Series 1997A, 5.550%, 1/01/17 – MBIA Insured	7/07 at 100.00	AAA		570,762
1,430	Total Massachusetts				1,481,719
	Michigan – 0.7%

540	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A, 5.000%, 8/15/13	8/08 at 101.00	BB–		547,506
	Minnesota – 0.7%

500	Minnesota, General Obligation Bonds, Series 1998, 5.000%, 11/01/17	11/08 at 100.00	AAA		510,450
	Mississippi – 1.3%

500	Jones County, Mississippi, Hospital Revenue Bonds, South Central Regional Medical Center, Series 1997, 5.400%, 12/01/11 (Pre-refunded 12/01/07)	12/07 at 100.00	BBB+	(4)	505,370

500	Mississippi Development Bank, Revenue Bonds, Mississippi Municipal Energy Agency, Mississippi Power, Series 2006A, 5.000%, 3/01/21 – XLCA Insured	3/16 at 100.00	AAA		531,590
1,000	Total Mississippi				1,036,960

Portfolio of Investments (Unaudited)

Nuveen Balanced Municipal and Stock Fund (continued)

March 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (2)	Ratings (3)		Value

	Missouri – 1.2%

$1,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AAA		$417,180

500	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds, Series 2006, 5.000%, 1/01/21 – MBIA Insured	1/16 at 100.00	AAA		535,255
1,500	Total Missouri				952,435
	Nevada – 0.7%

480	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003, 5.125%, 7/01/17 – AMBAC Insured	7/13 at 100.00	AAA		515,347

15	Nevada Housing Division, Single Family Mortgage Bonds, Mezzanine Series 1997B-1, 6.000%, 4/01/15 (Alternative Minimum Tax)	4/07 at 102.00	Aa3		15,122
495	Total Nevada				530,469
	New Jersey – 1.1%

500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.250%, 12/15/22 – FSA Insured	No Opt. Call	AAA		564,525

275	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		294,407
775	Total New Jersey				858,932
	New York – 6.0%

500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 2/01/19 – FGIC Insured	2/15 at 100.00	AAA		532,770

125	New York City, New York, General Obligation Bonds, Fiscal Series 1997D, 5.875%, 11/01/11	11/08 at 100.00	AA–		127,070

700	New York City, New York, General Obligation Bonds, Fiscal Series 1998D, 5.500%, 8/01/10	8/07 at 101.00	AA–		710,710

300	New York City, New York, General Obligation Bonds, Fiscal Series 1998D, 5.500%, 8/01/10 (Pre-refunded 8/01/07)	8/07 at 101.00	AA–	(4)	304,788

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
1,000	5.500%, 6/01/15	6/10 at 100.00	AA–		1,048,580
500	5.500%, 6/01/16	6/11 at 100.00	AA–		531,570

1,430	New York State Urban Development Corporation, Service Contract Revenue Bonds, Youth Facilities, Series 1997, 6.500%, 4/01/07	No Opt. Call	AAA		1,430,100
4,555	Total New York				4,685,588
	North Carolina – 1.9%

515	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1997A, 5.375%, 1/01/24 – MBIA Insured	1/08 at 101.00	AAA		525,820

835	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1980, 10.500%, 1/01/10 (ETM)	No Opt. Call	AAA		928,311
1,350	Total North Carolina				1,454,131
	Ohio – 1.7%

250	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 5.750%, 1/01/22	7/13 at 100.00	AA–		273,468

1,000	Lorain County, Ohio, Healthcare Facilities Revenue Refunding Bonds, Kendal at Oberlin, Series 1998A, 5.375%, 2/01/12	2/08 at 101.00	BBB		1,014,010
1,250	Total Ohio				1,287,478

Principal Amount (000)	Description	Optional Call Provisions (2)	Ratings (3)		Value

	Oklahoma – 1.9%

$470	Edmond Public Works Authority, Oklahoma, Utility System Revenue Refunding Bonds, Series 1999, 5.600%, 7/01/19 (Pre-refunded 7/01/09) – AMBAC Insured	7/09 at 100.00	AAA		$489,980

1,000	Oklahoma State Industries Authority, Health System Revenue Refunding Bonds, Baptist Medical Center, Series 1995D, 6.000%, 8/15/07 – AMBAC Insured	No Opt. Call	AAA		1,008,390
1,470	Total Oklahoma				1,498,370
	Oregon – 0.6%

445	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2004H, 5.125%, 1/01/29 (Alternative Minimum Tax)	1/14 at 100.00	Aa2		456,606
	Rhode Island – 1.0%

760	Providence, Rhode Island, General Obligation Bonds, Series 1997A, 6.000%, 7/15/09 (Pre-refunded 7/15/07) – FSA Insured	7/07 at 101.00	AAA		772,586
	South Carolina – 3.5%

250	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/20	12/14 at 100.00	A–		267,045

1,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)	12/12 at 101.00	AA–	(4)	1,117,570

500	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/20 - MBIA Insured	8/14 at 100.00	AAA		536,415

775	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22	5/11 at 101.00	BBB		824,546
2,525	Total South Carolina				2,745,576
	Texas – 4.3%

2,000	Abilene Higher Education Authority, Inc., Texas, Student Loan Revenue Bonds, Subordinate Series 1998B, 5.050%, 7/01/13 (Alternative Minimum Tax)	11/08 at 100.00	Aa3		2,018,777

500	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%, 12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured	12/11 at 100.00	AAA		527,945

1,550	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H, 0.000%, 11/15/30 – MBIA Insured	No Opt. Call	AAA		539,183

630	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	AAA		224,236
4,680	Total Texas				3,310,141
	Utah – 0.6%

260	Eagle Mountain, Utah, Gas and Electric Revenue Bonds, Series 2005, 5.000%, 6/01/24 – RAAI Insured	6/15 at 100.00	AA		270,865

200	Utah State Board of Regents, Student Loan Revenue Bonds, Series 1995N, 6.000%, 5/01/08 – AMBAC Insured (Alternative Minimum Tax)	5/07 at 101.00	AAA		202,054
460	Total Utah				472,919
	Virginia – 0.7%

250	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Refunding Bonds, Inova Health System, Series 1998A, 5.000%, 8/15/25	2/08 at 101.00	AA+		252,905

310	Metropolitan District of Columbia Airprots Authority, Virginia, Airport System Revenue Bonds, Series 1998B, 5.000%, 10/01/28 – MBIA Insured (Alternative Minimum Tax)	10/08 at 101.00	AAA		315,862
560	Total Virginia				568,767
	Washington – 3.3%

1,260	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured	2/09 at 101.00	AAA		1,274,074

465	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds, Series 2004, 5.000%, 9/01/22 – FGIC Insured	9/14 at 100.00	AAA		489,850

Portfolio of Investments (Unaudited)

Nuveen Balanced Municipal and Stock Fund (continued)

March 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$695	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB	$761,428
2,420	Total Washington			2,525,352
	West Virginia – 0.6%

500	West Virginia Hospital Finance Authority, Revenue Bonds, United Hospital Center Inc. Project, Series 2006A, 4.500%, 6/01/26 – AMBAC Insured	6/16 at 100.00	AAA	502,775
	Wisconsin – 0.7%

520	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.375%, 6/01/32	6/12 at 100.00	BBB	565,209
$50,215	Total Municipal Bonds (cost $43,190,669)			44,664,335
	SHORT-TERM INVESTMENTS – 0.6%
$500	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds, Presbyterian Medical Center, Variable Rate Demand Obligations, Series 1985C, 3.800%, 12/01/15 – MBIA Insured (5)		VMIG-1	500,000

	Total Short-Term Investments (cost $500,000)			500,000

	Total Investments (cost $69,320,889) – 99.6%			77,136,718

	Other Assets Less Liabilities – 0.4%			314,717

	Net Assets – 100%			$77,451,435

(1)	Non-income producing.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.

(ETM)	Escrowed to maturity.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on debt securities, if any, timing differences in recognizing taxable market discount, amortization of premium on taxable debt securities, and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2007, the cost of investments was $69,448,169.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$8,015,924
Depreciation	(327,375)
Net unrealized appreciation (depreciation) of investments	$7,688,549

Portfolio of Investments (Unaudited)

Nuveen Balanced Stock and Bond Fund

March 31, 2007

Shares	Description	Value

	COMMON STOCKS – 58.8%

	Aerospace & Defense – 1.6%

19,250	Honeywell International Inc.	$886,655
	Air Freight & Logistics – 0.6%

7,450	TNT N.V., ADR, (1)	343,073
	Beverages – 3.0%

13,900	Coca-Cola Company	667,200

16,300	PepsiCo, Inc.	1,036,028
	Total Beverages	1,703,228

	Capital Markets – 3.3%

23,600	JPMorgan Chase & Co.	1,141,768

9,604	Morgan Stanley	756,411
	Total Capital Markets	1,898,179

	Chemicals – 2.2%

16,450	E.I. Du Pont de Nemours and Company	813,124

11,300	Imperial Chemical Industries PLC, Sponsored ADR	444,768
	Total Chemicals	1,257,892

	Commercial Banks – 6.3%

29,200	Bank of America Corporation	1,489,784

19,550	Wachovia Corporation	1,076,228

30,200	Wells Fargo & Company	1,039,786
	Total Commercial Banks	3,605,798

	Communications Equipment – 1.7%

16,250	Corning Incorporated, (1)	369,525

33,800	Motorola, Inc.	597,246
	Total Communications Equipment	966,771

	Computers & Peripherals – 1.2%

16,350	Hewlett-Packard Company	656,289
	Containers & Packaging – 0.9%

8,400	Temple Inland Inc.	501,816
	Diversified Financial Services – 2.6%

29,374	Citigroup Inc.	1,508,061
	Diversified Telecommunication Services – 2.7%

38,695	AT&T Inc.	1,525,744
	Electronic Equipment & Instruments – 0.6%

10,450	Agilent Technologies, Inc., (1)	352,061
	Energy Equipment & Services – 1.3%

11,050	Schlumberger Limited	763,555
	Food & Staples Retailing – 2.4%

20,900	CVS Corporation	713,526

14,050	Wal-Mart Stores, Inc.	659,648
	Total Food & Staples Retailing	1,373,174

	Health Care Equipment & Supplies – 0.6%

8,850	Hospira Inc., (1)	361,965

Portfolio of Investments (Unaudited)

Nuveen Balanced Stock and Bond Fund (continued)

March 31, 2007

Shares	Description	Value

	Hotels Restaurants & Leisure – 2.5%

17,300	Intercontinental Hotels Group PLC, ADR	$427,829

22,150	McDonald’s Corporation	997,858
	Total Hotels Restaurants & Leisure	1,425,687

	Household Durables – 0.5%

6,750	Lennar Corporation, Class A	284,918
	Industrial Conglomerates – 2.8%

31,850	General Electric Company	1,126,216

5,150	Textron Inc.	462,470
	Total Industrial Conglomerates	1,588,686

	Insurance – 3.3%

16,850	American International Group, Inc.	1,132,657

14,350	Travelers Companies, Inc.	742,900
	Total Insurance	1,875,557

	Media – 1.1%

14,950	Viacom Inc., Class B, (1)	614,595
	Metals & Mining – 1.2%

3,100	Rio Tinto PLC, Sponsored ADR	706,211
	Multiline Retail – 1.0%

9,500	Target Corporation	562,970
	Multi-Utilities – 1.5%

9,900	Dominion Resources, Inc.	878,823
	Oil, Gas & Consumable Fuels – 6.7%

11,150	Exxon Mobil Corporation	841,268

11,150	Hess Corporation	618,491

16,900	Occidental Petroleum Corporation	833,339

11,650	Total SA, Sponsored ADR	812,937

12,650	XTO Energy, Inc.	693,347
	Total Oil, Gas & Consumable Fuels	3,799,382

	Paper & Forest Products – 1.0%

15,550	International Paper Company	566,020
	Pharmaceuticals – 4.0%

19,450	Bristol-Myers Squibb Company	539,932

12,993	Eli Lilly and Company	697,854

18,850	Norvatis AG, ADR	1,029,776
	Total Pharmaceuticals	2,267,562

	Road & Rail – 1.1%

12,500	Norfolk Southern Corporation	632,500
	Semiconductors & Equipment – 1.1%

20,900	Texas Instruments Incorporated	629,090
	Total Common Stocks (cost $26,860,368)	33,536,262

Principal Amount (000)	Description	Coupon	Maturity	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 39.6%

$2,935	United States of America Treasury Bonds	7.250%	5/15/16	$3,492,995

2,150	United States of America Treasury Bonds	7.250%	8/15/22	2,689,683

1,480	United States of America Treasury Bonds	6.000%	2/15/26	1,673,210

4,000	United States of America Treasury Inflation Indexed Obligations	4.250%	11/30/07	3,981,875

4,275	United States of America Treasury Notes	4.750%	11/15/08	4,278,341

3,880	United States of America Treasury Notes	5.750%	8/15/10	4,027,470

2,435	United States of America Treasury Notes	4.250%	11/15/13	2,390,011
$21,155	Total U.S. Government and Agency Obligations (cost $22,202,980)			22,533,585
	SHORT-TERM INVESTMENTS – 1.8%
$1,005	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $1,005,215, collateralized by $1,055,000 U.S. Treasury Bonds, 0.000%, due 9/27/07, value $1,029,680	4.900%	4/02/07	1,004,805

	Total Short-Term Investments (cost $1,004,805)			1,004,805

	Total Investments (cost $50,068,153) – 100.2%			57,074,652

	Other Assets Less Liabilities – (0.2)%			(117,152)

	Net Assets – 100%			$56,957,500

(1)	Non-income producing.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on debt securities, if any, timing differences in recognizing amortization of premium on taxable debt securities, and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2007, the cost of investments was $52,721,803.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$7,178,730
Depreciation	(2,825,881)
Net unrealized appreciation (depreciation) of investments	$4,325,849

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund

March 31, 2007

Shares	Description	Value

	COMMON STOCKS – 94.4%

	Aerospace & Defense – 4.5%

1,123,600	Aeroflex Incorporated, (1)	$14,775,340

253,200	Lockheed Martin Corporation	24,565,464

450,000	Raytheon Company	23,607,000
	Total Aerospace & Defense	62,947,804

	Capital Markets – 2.1%

600,000	JPMorgan Chase & Co.	29,028,000
	Commercial Banks – 1.7%

246,710	Bank of America Corporation	12,587,144

200,000	Wachovia Corporation	11,010,000
	Total Commercial Banks	23,597,144

	Commercial Services & Supplies – 1.8%

550,000	Pitney Bowes Inc.	24,964,500
	Communications Equipment – 2.4%

1,372,800	ECI Telecommunications Limited, (1)	11,256,960

1,222,000	Motorola, Inc.	21,592,740
	Total Communications Equipment	32,849,700

	Computers & Peripherals – 0.4%

2,200,000	Quantum Corporation, (1)	5,940,000
	Consumer Finance – 3.1%

1,859,800	Americredit Corp., (1)	42,515,028
	Containers & Packaging – 1.1%

631,100	Packaging Corp. of America	15,398,840
	Diversified Financial Services – 1.5%

400,000	Citigroup Inc.	20,536,000
	Diversified Telecommunication Services – 1.5%

1,100,000	Sprint Nextel Corporation	20,856,000
	Electronic Equipment & Instruments – 1.4%

599,152	Agilent Technologies, Inc., (1)	20,185,431
	Food Products – 1.5%

1,081,000	Tyson Foods, Inc., Class A	20,982,210
	Health Care Providers & Services – 1.0%

308,500	Aetna Inc.	13,509,215
	Independent Power Producers & Energy Traders – 2.3%

452,900	NRG Energy Inc., (1)	32,626,916
	Insurance – 11.2%

889,800	Aon Corporation	33,776,808

600,000	Genworth Financial Inc.	20,964,000

487,300	Hartford Financial Services Group, Inc.	46,576,134

637,200	Loews Corporation	28,947,996

450,000	MGIC Investment Corporation	26,514,000
	Total Insurance	156,778,938

Shares	Description	Value

	Machinery – 0.9%

6,000	Illinois Tool Works Inc.	$309,600

275,000	Ingersoll Rand Company Limited, Class A	11,926,750
	Total Machinery	12,236,350

	Media – 10.8%

675,000	CBS Corporation, Class B	20,648,250

755,700	Clear Channel Communications, Inc.	26,479,728

977,100	Comcast Corporation, Special Class A, (1)	24,886,737

73,751	Liberty Media Holding Corporation Capital, Class A, (1)	8,156,123

368,758	Liberty Media Holding Corporation Interactive, Class A, (1)	8,783,816

1,500,000	Viacom Inc., Class B, (1)	61,665,000
	Total Media	150,619,654

	Metals & Mining – 6.1%

1,000,000	Barrick Gold Corporation	28,550,000

200,000	POSCO, ADR	20,790,000

355,800	United States Steel Corporation	35,284,686
	Total Metals & Mining	84,624,686

	Oil, Gas & Consumable Fuels – 10.5%

501,000	Apache Corporation	35,420,700

1,327,400	Noble Energy, Inc.	79,179,410

469,000	Southwestern Energy Company, (1)	19,219,620

938,800	Warren Resources Inc., (1)	12,232,564
	Total Oil, Gas & Consumable Fuels	146,052,294

	Paper & Forest Products – 2.4%

628,500	Bowater Incorporated	14,970,870

1,200,000	Sappi Limited, Sponsored ADR	18,732,000
	Total Paper & Forest Products	33,702,870

	Real Estate – 2.6%

625,000	American Home Mortgage Investment Corp.	16,868,750

2,937,070	Friedman, Billings, Ramsey Group, Inc., Class A	16,212,626

800,000	HomeBanc Corp.	2,792,000
	Total Real Estate	35,873,376

	Semiconductors & Equipment – 0.6%

907,783	Mattson Technology, Inc., (1)	8,260,825
	Software – 7.0%

3,750,677	CA Inc.	97,180,042
	Thrifts & Mortgage Finance – 12.8%

1,350,000	Countrywide Financial Corporation	45,414,000

950,000	Federal National Mortgage Association	51,851,000

1,695,000	IndyMac Bancorp, Inc.	54,324,750

500,000	Radian Group Inc.	27,440,000
	Total Thrifts & Mortgage Finance	179,029,750

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund (continued)

March 31, 2007

Shares	Description	Value

	Tobacco – 3.2%

515,400	Altria Group, Inc.	$45,257,274
	Total Common Stocks (cost $1,152,224,068)	1,315,552,847

Principal Amount (000)	Description	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.2%

$72,838	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $72,867,599, collateralized by $54,600,000 U.S. Treasury Bonds, 8.125%, due 5/15/21, value $74,297,987	4.900%	4/02/07	$72,837,857

	Total Short-Term Investments (cost $72,837,857)			72,837,857

	Total Investments (cost $1,225,061,925) – 99.6%			1,388,390,704

	Other Assets Less Liabilities – 0.4%			5,461,387

	Net Assets – 100%			$1,393,852,091

(1)	Non-income producing.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2007, the cost of investments was $1,225,100,730.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$203,696,515
Depreciation	(40,406,541)
Net unrealized appreciation (depreciation) of investments	$163,289,974

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund

March 31, 2007

Shares	Description	Value

	COMMON STOCKS – 50.5%

	Aerospace & Defense – 1.8%

200	Lockheed Martin Corporation	$19,404

400	Raytheon Company	20,984
	Total Aerospace & Defense	40,388

	Capital Markets – 1.1%

500	JPMorgan Chase & Co.	24,190
	Commercial Banks – 2.3%

300	Bank of America Corporation	15,306

1,000	Wells Fargo & Company	34,430
	Total Commercial Banks	49,736

	Commercial Services & Supplies – 1.4%

700	Pitney Bowes Inc.	31,773
	Communications Equipment – 1.5%

1,900	Motorola, Inc.	33,573
	Diversified Financial Services – 2.1%

900	Citigroup Inc.	46,206
	Diversified Telecommunication Services – 0.9%

1,000	Sprint Nextel Corporation	18,960
	Electronic Equipment & Instruments – 1.1%

700	Agilent Technologies, Inc., (1)	23,583
	Food Products – 1.0%

1,100	Tyson Foods, Inc., Class A	21,351
	Health Care Providers & Services – 0.4%

250	Aetna Inc.	10,948
	Household Products – 0.6%

200	Kimberly-Clark Corporation	13,698
	Insurance – 7.0%

800	Aon Corporation	30,368

900	Genworth Financial Inc.	31,446

400	Hartford Financial Services Group, Inc.	38,232

800	Loews Corporation	36,344

300	MGIC Investment Corporation	17,676
	Total Insurance	154,066

	Machinery – 1.0%

500	Ingersoll Rand Company Limited, Class A	21,685
	Media – 6.5%

700	CBS Corporation, Class B	21,413

600	Clear Channel Communications, Inc.	21,024

1,000	Comcast Corporation, Special Class A, (1)	25,470

100	Liberty Media Holding Corporation Capital, Class A, (1)	11,059

400	Liberty Media Holding Corporation Interactive, Class A, (1)	9,528

1,300	Viacom Inc., Class B, (1)	53,443
	Total Media	141,937

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund (continued)

March 31, 2007

Shares	Description	Value

	Metals & Mining – 2.7%

1,000	Barrick Gold Corporation	$28,550

300	United States Steel Corporation	29,751
	Total Metals & Mining	58,301

	Oil, Gas & Consumable Fuels – 5.6%

500	Apache Corporation	35,350

400	ConocoPhillips	27,340

1,000	Noble Energy, Inc.	59,650
	Total Oil, Gas & Consumable Fuels	122,340

	Paper & Forest Products – 0.8%

500	International Paper Company	18,200
	Road & Rail – 1.4%

300	Union Pacific Corporation	30,465
	Software – 4.1%

2,200	CA Inc.	57,002

1,200	Microsoft Corporation	33,444
	Total Software	90,446

	Thrifts & Mortgage Finance – 5.6%

1,200	Countrywide Financial Corporation	40,368

900	Federal National Mortgage Association	49,122

600	Radian Group Inc.	32,928
	Total Thrifts & Mortgage Finance	122,418

	Tobacco – 1.6%

400	Altria Group, Inc.	35,124
	Total Common Stocks (cost $1,089,751)	1,109,388

Principal Amount (000)	Description	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 48.1%

$1,056	Repurchase Agreement with State Street Bank, dated 3/30/07, repurchase price $1,056,177, collateralized by $805,000 U.S. Treasury Bonds, 8.125%, due 8/15/21, value $1,081,187	4.900%	4/02/07	$1,055,746

	Total Short-Term Investments (cost $1,055,746)			1,055,746

	Total Investments (cost $2,145,497) – 98.6%			2,165,134

	Other Assets Less Liabilities – 1.4%			31,720

	Net Assets – 100%			$2,196,854

(1)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2007, the cost of investments was $2,145,497.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$50,740
Depreciation	(31,103)
Net unrealized appreciation (depreciation) of investments	$19,637

Portfolio of Investments (Unaudited)

Nuveen NWQ Small/Mid-Cap Value Fund

March 31, 2007

Shares	Description	Value

	COMMON STOCKS

	Aerospace & Defense – 0.8%

650	Esterline Technologies Corporation, (1)	$26,696
	Building Products – 4.3%

5,550	Griffon Corporation, (1)	137,360
	Chemicals – 3.2%

800	Agrium Inc.	30,664

650	Ferro Corporation	14,047

2,050	Rockwood Holdings Inc., (1)	56,744
	Total Chemicals	101,455

	Communications Equipment – 2.7%

7,300	Avaya Inc., (1)	86,213
	Consumer Finance – 2.9%

4,000	Americredit Corp., (1)	91,440
	Containers & Packaging – 1.6%

950	Packaging Corp. of America	23,180

2,550	Smurfit-Stone Container Corporation, (1)	28,713
	Total Containers & Packaging	51,893

	Electrical Equipment – 2.4%

1,300	Lincoln Electric Holdings Inc.	77,428
	Electronic Equipment & Instruments – 8.5%

600	Arrow Electronics, Inc., (1)	22,650

2,800	Coherent Inc., (1)	88,872

1,400	General Cable Corporation, (1)	74,802

3,050	Tektronix Inc.	85,888
	Total Electronic Equipment & Instruments	272,212

	Food Products – 4.2%

8,000	Del Monte Foods Company	91,840

1,400	Smithfield Foods, Inc., (1)	41,930
	Total Food Products	133,770

	Household Durables – 1.8%

1,850	Newell Rubbermaid Inc.	57,517
	Indpt Power Producers & Energy Traders – 0.8%

350	NRG Energy Inc., (1)	25,214
	Insurance – 4.7%

2,000	Hanover Insurance Group Inc.	92,240

1,000	MGIC Investment Corporation	58,920
	Total Insurance	151,160

	Machinery – 8.3%

800	AGCO Corporation, (1)	29,576

1,950	Kennametal Inc.	131,840

550	Oshkosh Truck Corporation	29,150

2,500	Sauer-Danfoss, Inc.	75,250
	Total Machinery	265,816

Portfolio of Investments (Unaudited)

Nuveen NWQ Small/Mid-Cap Value Fund (continued)

March 31, 2007

Shares	Description	Value

	Metals & Mining – 7.3%

150	Carpenter Technology Inc.	$18,114

1,700	Century Aluminum Company, (1)	79,696

2,600	Gibraltar Industries Inc.	58,812

1,600	Reliance Steel & Aluminum Company	77,440
	Total Metals & Mining	234,062

	Multiline Retail – 3.8%

4,900	Casey’s General Stores, Inc.	122,549
	Oil, Gas & Consumable Fuels – 10.1%

3,000	Acergy S.A., Sponsored ADR, (1)	63,870

1,600	Denbury Resources Inc., (1)	47,664

1,800	Noble Energy, Inc.	107,370

550	Range Resources Corporation	18,370

2,100	Southwestern Energy Company, (1)	86,058
	Total Oil, Gas & Consumable Fuels	323,332

	Paper & Forest Products – 10.5%

3,300	Bowater Incorporated	78,606

2,000	MeadWestvaco Corporation	61,680

5,000	Sappi Limited, Sponsored ADR	78,050

8,300	Wausau Paper Corp.	119,188
	Total Paper & Forest Products	337,524

	Real Estate – 7.0%

2,350	American Home Mortgage Investment Corp.	63,427

6,300	Anthracite Capital, Inc.	75,600

2,050	Friedman, Billings, Ramsey Group, Inc., Class A	11,316

2,700	RAIT Investment Trust	75,438
	Total Real Estate	225,781

	Textiles, Apparel & Luxury Goods – 3.0%

3,650	Fossil Inc., (1)	96,616
	Thrifts & Mortgage Finance – 3.4%

1,600	IndyMac Bancorp, Inc.	51,280

1,050	Radian Group Inc.	57,624
	Total Thrifts & Mortgage Finance	108,904

	Total Investments (cost $2,891,326) – 91.3%	2,926,942

	Other Assets Less Liabilities – 8.7%	279,767

	Net Assets – 100%	$3,206,709

(1)	Non-income producing.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2007, the cost of investments was $2,891,326.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$82,805
Depreciation	(47,189)
Net unrealized appreciation (depreciation) of investments	$35,616

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund

March 31, 2007

Shares	Description	Value

	COMMON STOCKS – 94.2%

	Aerospace & Defense – 2.3%

343,400	Aeroflex Incorporated, (1)	$4,515,710
	Building Products – 4.7%

366,650	Griffon Corporation, (1)	9,074,588
	Commercial Banks – 1.6%

120,565	Bancorp, Inc., (1)	3,134,690
	Communications Equipment – 2.4%

110,500	CommScope Inc., (1)	4,740,450
	Computers & Peripherals – 0.6%

402,300	Quantum Corporation, (1)	1,086,210
	Containers & Packaging – 0.9%

148,800	Smurfit-Stone Container Corporation, (1)	1,675,488
	Electrical Equipment – 2.7%

89,300	Lincoln Electric Holdings Inc.	5,318,708
	Electronic Equipment & Instruments – 4.8%

104,900	General Cable Corporation, (1)	5,604,807

240,100	Keithley Instruments, Inc.	3,671,129
	Total Electronic Equipment & Instruments	9,275,936

	Food Products – 4.8%

490,800	Del Monte Foods Company	5,634,384

180,550	Premium Standard Farms Inc.	3,798,772
	Total Food Products	9,433,156

	Household Durables – 3.2%

307,900	Hooker Furniture Corporation	6,173,395
	Household Products – 2.0%

123,649	WD 40 Company	3,920,910
	Insurance – 1.7%

195,600	PMA Capital Corporation, Class A, (1)	1,836,684

722,500	Quanta Capital Holdings Limited, (1)	1,510,025
	Total Insurance	3,346,709

	Machinery – 11.5%

134,000	Albany International Corporation, Class A	4,815,960

135,359	Kadant Inc., (1)	3,432,704

132,590	Kennametal Inc.	8,964,410

32,900	RBC Bearings Inc., (1)	1,099,847

135,500	Sauer-Danfoss, Inc.	4,078,550
	Total Machinery	22,391,471

	Metals & Mining – 4.9%

109,100	Century Aluminum Company, (1)	5,114,608

197,100	Gibraltar Industries Inc.	4,458,402
	Total Metals & Mining	9,573,010

	Multiline Retail – 4.0%

310,850	Casey’s General Stores, Inc.	7,774,359

Shares	Description	Value

	Oil, Gas & Consumable Fuels – 12.2%

244,500	Acergy S.A., Sponsored ADR, (1)	$5,205,405

125,800	Bill Barnett Corporation, (1)	4,077,178

162,254	Denbury Resources Inc., (1)	4,833,547

83,850	Quest Resource Corporation, (1)	768,905

55,200	Range Resources Corporation	1,843,680

540,350	Warren Resources Inc., (1)	7,040,761
	Total Oil, Gas & Consumable Fuels	23,769,476

	Paper & Forest Products – 12.9%

206,100	Bowater Incorporated	4,909,302

281,700	Buckeye Technologies Inc., (1)	3,656,466

200,700	Glatfelter	2,992,437

397,000	Sappi Limited, Sponsored ADR	6,197,170

510,994	Wausau Paper Corp.	7,337,874
	Total Paper & Forest Products	25,093,249

	Real Estate – 5.7%

217,500	Alesco Financial Inc.	1,894,425

359,500	Anthracite Capital, Inc.	4,314,000

93,700	HomeBanc Corp.	327,013

240,700	New York Mortgage Trust, Inc.	611,378

142,700	RAIT Investment Trust	3,987,038
	Total Real Estate	11,133,854

	Road & Rail – 2.9%

358,200	Marten Transport, Ltd., (1)	5,688,216
	Semiconductors & Equipment – 0.7%

142,600	Mattson Technology, Inc., (1)	1,297,660
	Specialty Retail – 0.8%

181,091	Golfsmith International Holdings Inc., (1)	1,575,492
	Textiles, Apparel & Luxury Goods – 3.1%

229,900	Fossil Inc., (1)	6,085,453
	Thrifts & Mortgage Finance – 3.8%

255,050	Franklin Bank Corporation, (1)	4,557,744

89,200	IndyMac Bancorp, Inc.	2,858,857
	Total Thrifts & Mortgage Finance	7,416,601

	Total Common Stocks (cost $169,793,798)	183,494,791

Principal Amount (000)	Description	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.6%

$10,847	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $10,851,797, collateralized by $8,135,000 U.S. Treasury Bonds, 8.125%, due 5/15/21, value $11,069,856	4.900%	4/02/07	$10,847,368

	Total Short-Term Investments (cost $10,847,368)			10,847,368

	Total Investments (cost $180,641,166) – 99.8%			194,342,159

	Other Assets Less Liabilities – 0.2%			394,978

	Net Assets – 100%			$194,737,137

(1)	Non-income producing.

ADR	American Depositary Receipt.

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund (continued)

March 31, 2007

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2007, the cost of investments was $180,793,624.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$18,574,478
Depreciation	(5,025,943)
Net unrealized appreciation (depreciation) of investments	$13,548,535

Portfolio of Investments (Unaudited)

Nuveen NWQ Global Value Fund

March 31, 2007

Shares	Description	Value

	COMMON STOCKS – 94.9%

	Aerospace & Defense – 1.8%

1,850	Lockheed Martin Corporation	$179,487

3,450	Raytheon Company	180,987
	Total Aerospace & Defense	360,474

	Auto Components – 1.3%

3,400	Magna International Inc., Class A	255,374
	Beverages – 1.3%

4,100	Coca Cola West Holdings Company	88,896

11,000	Kirin Brewery Company Limited	158,876
	Total Beverages	247,772

	Capital Markets – 1.7%

6,900	JPMorgan Chase & Co.	333,822
	Commercial Banks – 1.6%

9,400	Wells Fargo & Company	323,642
	Commercial Services & Supplies – 2.7%

1,650	Dai Nippon Printing Co., Ltd., ADR	52,470

16,000	Dai Nippon Printing Co., Ltd.	251,731

5,200	Pitney Bowes Inc.	236,028
	Total Commercial Services & Supplies	540,229

	Communications Equipment – 1.3%

14,950	Motorola, Inc.	264,167
	Computers & Peripherals – 1.3%

11,500	Gemalto NV, (1)	265,307
	Consumer Finance – 1.1%

480	ACOM Company Limited	20,407

4,790	Takefuji Corporation	192,267
	Total Consumer Finance	212,674

	Diversified Financial Services – 1.7%

6,650	Citigroup Inc.	341,411
	Diversified Telecommunication Services – 10.1%

6,300	AT&T Inc.	248,409

4,060	Belgacom S.A.	180,333

18,856	Chunghwa Telecom Co., Ltd., Sponsored ADR	375,612

11,870	KT Corporation, Sponsored ADR	265,769

6,630	Nippon Telegraph and Telephone Corporation, ADR	175,098

6,200	SK Telecom Company Limited, ADR	145,204

12,900	Sprint Nextel Corporation	244,584

146,000	Telecom Italia S.p.A.	361,008
	Total Diversified Telecommunication Services	1,996,017

	Electric Utilities – 3.6%

8,517,000	Centrais Electricas Brasileiras SA, Electrobras	189,744

8,000	CLP Holdings Limited	58,565

26,350	Enel SpA	281,949

8,760	Korea Electric Power Corporation, Sponsored ADR	175,200
	Total Electric Utilities	705,458

Portfolio of Investments (Unaudited)

Nuveen NWQ Global Value Fund (continued)

March 31, 2007

Shares	Description	Value

	Electronic Equipment & Instruments – 1.9%

5,556	Agilent Technologies, Inc., (1)	$187,182

11,800	Samsung SDI Company Ltd., 144A	188,491
	Total Electronic Equipment & Instruments	375,673

	Energy Equipment & Services – 2.1%

220	Areva CI	214,111

2,800	Technip SA	205,422
	Total Energy Equipment & Services	419,533

	Food Products – 1.3%

1,060	Associated British Foods PLC, ADR	17,963

12,100	Tyson Foods, Inc., Class A	234,861
	Total Food Products	252,824

	Health Care Providers & Services – 0.7%

3,100	Aetna Inc.	135,749
	Household Durables – 0.4%

4,000	Sekisui House, Ltd.	62,254
	Household Products – 1.5%

4,175	Kimberly-Clark Corporation	285,946
	Industrial Conglomerates – 0.6%

23,800	Tomkins PLC	125,049
	Insurance – 5.1%

6,950	Aon Corporation	263,822

8,450	Genworth Financial Inc.	295,243

3,150	Hartford Financial Services Group, Inc.	301,077

2,300	MGIC Investment Corporation	135,516
	Total Insurance	995,658

	Leisure Equipment & Products – 2.2%

6,300	Fuji Photo Film Co., Ltd.	257,688

4,100	Sankyo Company Ltd	180,227
	Total Leisure Equipment & Products	437,915

	Machinery – 1.7%

2,800	Illinois Tool Works Inc.	144,480

4,300	Ingersoll Rand Company Limited, Class A	186,491
	Total Machinery	330,971

	Media – 7.4%

7,850	CBS Corporation, Class B	240,132

3,500	Clear Channel Communications, Inc.	122,640

6,450	Comcast Corporation, Special Class A, (1)	164,282

1,032	Liberty Media Holding Corporation Capital, Class A, (1)	114,129

5,962	Liberty Media Holding Corporation Interactive, Class A, (1)	142,015

12,000	Premiere AG, (1)	261,292

9,900	Viacom Inc., Class B, (1)	406,989
	Total Media	1,451,479

Shares	Description	Value

	Metals & Mining – 12.1%

32,440	Alumina Limited	$191,867

5,010	AngloGold Ashanti Limited, Sponsored ADR	223,396

6,100	Apex Silver Mines Limited, (1)	78,751

11,918	Barrick Gold Corporation	340,259

5,300	Gold Fields Limited	98,263

7,036	Impala Platinum Holdings Limited	221,143

16,200	Ivanhoe Mines Ltd., (1)	185,976

3,868	Kinross Gold Corporation, (1)	53,340

55,800	Lihir Gold Limited, (1)	147,182

1,400	Lonmin PLC	91,466

11,200	Newcrest Mining Limited	215,583

5,600	NovaGold Resources Inc., (1)	94,920

5,350	Rio Tinto PLC	305,522

1,300	United States Steel Corporation	128,921
	Total Metals & Mining	2,376,589

	Multi-Utilities – 0.8%

10,420	United Utilities PLC	154,915
	Oil, Gas & Consumable Fuels – 9.3%

4,100	Apache Corporation	289,870

18,400	BP PLC	199,871

27,000	Nippon Oil Corporation	219,043

7,150	Noble Energy, Inc.	426,498

4,417	Royal Dutch Shell PLC, Class B, Sponsored ADR	294,216

2,000	Suncor Energy, Inc.	152,700

2,760	Total SA	193,380

56,000	Yanzhou Coal Mining Company	53,610
	Total Oil, Gas & Consumable Fuels	1,829,188

	Paper & Forest Products – 2.1%

6,200	International Paper Company	225,680

11,350	Stora Enso Oyj, R Shares	197,105
	Total Paper & Forest Products	422,785

	Personal Products – 0.6%

6,000	Shiseido Company, Limited	121,945
	Pharmaceuticals – 0.7%

4,600	Daiichi Sankyo Company Limited	140,920
	Road & Rail – 1.2%

2,300	Union Pacific Corporation	233,565
	Semiconductors & Equipment – 0.5%

4,300	NEC Electronics Corporation, (1)	103,997
	Software – 4.6%

20,900	CA Inc.	541,519

10,000	Microsoft Corporation	278,700

3,900	Sega Sammy Holdings Inc.	91,013
	Total Software	911,232

Portfolio of Investments (Unaudited)

Nuveen NWQ Global Value Fund (continued)

March 31, 2007

Shares	Description	Value

	Textiles, Apparel & Luxury Goods – 1.0%

15,000	Wacoal Holdings Corporation	$190,046
	Thrifts & Mortgage Finance – 4.7%

8,050	Countrywide Financial Corporation	270,802

8,550	Federal National Mortgage Association	466,659

3,350	Radian Group Inc.	183,848
	Total Thrifts & Mortgage Finance	921,309

	Tobacco – 1.6%

3,475	Altria Group, Inc.	305,140
	Wireless Telecommunication Services – 1.3%

95,006	Vodafone Group PLC	253,325
	Total Common Stocks (cost $16,989,898)	18,684,354

Principal Amount (000)	Description	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.7%

$733	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $733,572, collateralized by $550,000 U.S. Treasury Bonds, 8.125%, due 5/15/21, value $748,423	4.900%	4/02/07	$733,273

	Total Short-Term Investments (cost $733,273)			733,273

	Total Investments (cost $17,723,171) – 98.6%			19,417,627

	Other Assets Less Liabilities – 1.4%			267,229

	Net Assets – 100%			$19,684,856

(1)	Non-income producing.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2007, the cost of investments was $17,723,172.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$2,104,225
Depreciation	(409,770)
Net unrealized appreciation (depreciation) of investments	$1,694,455

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund

March 31, 2007

Shares	Description	Value

	COMMON STOCKS – 72.8%

	Auto Components – 0.6%

27,700	Magna International Inc., Class A	$2,080,547
	Chemicals – 1.3%

7,400	Aceto Corporation	58,460

182,300	Mosaic Company, (1)	4,860,118
	Total Chemicals	4,918,578

	Commercial Services & Supplies – 3.8%

715,100	Allied Waste Industries, Inc., (1)	9,003,109

103,700	Toppan Printing Company Limited, ADR	5,371,660
	Total Commercial Services & Supplies	14,374,769

	Construction & Engineering – 0.8%

92,500	Shaw Group Inc., (1)	2,892,475
	Consumer Finance – 3.3%

613,800	ACOM Company Limited, Sponsored ADR	6,414,210

325,100	Promise Company Limited, Unsponsored ADR	6,079,370
	Total Consumer Finance	12,493,580

	Diversified Telecommunication Services – 0.7%

120,500	KT Corporation, Sponsored ADR	2,697,995
	Electric Utilities – 8.6%

16,600	Alliant Energy Corporation	744,012

27,300	Ameren Corporation	1,373,190

33,100	American Electric Power	1,613,625

341,200	Centrais Electricas Brasileiras S.A., ADR	3,710,550

192,400	DTE Energy Company	9,215,960

44,300	EDP - Energias de Portugal, S.A., Sponsored ADR	2,377,581

162,700	IDACORP, INC	5,505,768

10,600	Korea Electric Power Corporation, Sponsored ADR	212,000

232,200	PNM Resources Inc.	7,500,060
	Total Electric Utilities	32,252,746

	Electronic Equipment & Instruments – 2.0%

154,700	Samsung SDI Company Ltd., 144A	2,471,147

145,900	Tech Data Corporation, (1)	5,224,679
	Total Electronic Equipment & Instruments	7,695,826

	Energy Equipment & Services – 1.0%

52,750	Technip SA, ADR	3,845,475
	Food & Staples Retailing – 1.7%

58,500	Kroger Co.	1,652,625

119,000	SUPERVALU Inc.	4,649,330
	Total Food & Staples Retailing	6,301,955

	Food Products – 7.1%

1,000	Archer-Daniels-Midland Company	36,700

500	Bunge Limited	41,110

86,500	Sara Lee Corporation	1,463,580

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

March 31, 2007

Shares	Description	Value

	Food Products (continued)

433,200	Smithfield Foods, Inc., (1)	$12,974,340

635,500	Tyson Foods, Inc., Class A	12,335,055
	Total Food Products	26,850,785

	Health Care Providers & Services – 0.8%

89,500	Apria Healthcare Group Inc., (1)	2,886,375
	Household Durables – 0.8%

305,000	Levitt Corporation, Class A	2,839,550
	Household Products – 0.8%

10,050	KAO Corporation, Sponsored ADR	2,936,481
	IT Services – 1.2%

73,200	CDW Corporation	4,496,676
	Machinery – 3.3%

273,200	AGCO Corporation, (1)	10,100,204

4,800	Alamo Group Inc.	111,408

18,700	Lindsay Manufacturing Company	594,473

159,300	Tecumseh Products Company, Class A, (1)	1,604,151
	Total Machinery	12,410,236

	Marine – 0.5%

65,200	Genco Shipping and Trading Limited, (1)	2,072,056
	Media – 1.0%

120,000	Scholastic Corporation, (1)	3,732,000
	Metals & Mining – 22.1%

50,200	Alcoa Inc.	1,701,780

116,900	Alumina Limited, Sponsored ADR	2,751,826

329,700	AngloGold Ashanti Limited, Sponsored ADR	14,701,323

927,300	Apex Silver Mines Limited, (1)	11,971,443

2,300	Banro Corporation, (1)	25,093

36,565	Barrick Gold Corporation	1,043,931

334,500	Crystallex International Corporation, (1)	1,237,650

121,200	Eldorado Gold Corporation, (1)	706,596

734,200	Entree Gold Inc., (1)	1,182,062

440,100	Ivanhoe Mines Ltd., (1)	5,052,348

996,883	Kinross Gold Corporation, (1)	13,747,017

389,700	Lihir Gold Limited, Sponsored ADR, (1)	10,175,067

313,600	Newcrest Mining Limited, Sponsored ADR	5,966,240

256,500	Newmont Mining Corporation	10,770,435

1,054,100	Orezone Resources Inc., (1)	2,203,069
	Total Metals & Mining	83,235,880

	Multi-Utilities – 2.0%

287,300	Puget Energy, Inc.	7,377,864
	Oil, Gas & Consumable Fuels – 3.6%

50,000	Nexen Inc.	3,065,000

179,400	Peabody Energy Corporation	7,219,056

254,300	Warren Resources Inc., (1)	3,313,529
	Total Oil, Gas & Consumable Fuels	13,597,585

Shares	Description	Value

	Paper & Forest Products – 3.4%

235,600	Bowater Incorporated	$5,611,992

95,000	Buckeye Technologies Inc., (1)	1,233,100

363,400	Domtar Corporation, (1)	3,383,254

168,300	Wausau Paper Corp.	2,416,788
	Total Paper & Forest Products	12,645,134

	Road & Rail – 0.1%

9,000	Union Pacific Corporation	913,950
	Transportation Infrastructure – 1.9%

247,900	Stolt-Nielsen S.A., Sponsored ADR	7,315,529
	Water Utilities – 0.4%

50,700	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	1,713,153
	Total Common Stocks (cost $241,117,402)	274,577,200

Principal Amount (000)	Description	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 10.3%

	Aerospace & Defense – 1.5%

$5,440	Edo Corporation	4.000%	11/15/25	N/R	$5,562,400
	Airlines – 0.8%

3,084	JetBlue Airways Corporation	3.500%	7/15/33	CCC+	2,987,625
	Commercial Services & Supplies – 0.5%

2,115	Allied Waste Industries Inc.	4.250%	4/15/34	B+	2,017,181
	Computers & Peripherals – 0.9%

132	Adaptec Inc.	0.750%	12/22/23	CCC+	118,635

3,550	Hutchinson Technology Inc.	3.250%	1/15/26	B–	3,319,250
3,682	Total Computers & Peripherals				3,437,885
	Electrical Equipment – 1.0%

4,492	GrafTech International Ltd.	1.625%	1/15/24	B2	3,941,906
	Energy Equipment & Services – 1.9%

7,397	Nabors Industries Inc.	0.940%	5/15/11	A–	7,054,889
	Machinery – 0.4%

1,003	Albany International Corporation	2.250%	3/15/26	N/R	989,209
	Metals & Mining – 0.4%

193	Apex Silver Mines Limited	2.875%	3/15/24	N/R	153,676

1,543	Coeur d’Alene Mines Corporation	1.250%	1/15/24	B–	1,413,774
1,736	Total Metals & Mining				1,567,450
	Oil, Gas & Consumable Fuels – 1.7%

6,635	Peabody Energy Corp.	4.750%	12/15/66	Ba3	6,593,531
	Semiconductors & Equipment – 1.2%

1,808	Credence Systems Corporation	1.500%	5/15/08	N/R	1,699,520

117	FEI Company	5.500%	8/15/08	B–	116,708

2,638	International Rectifier Corporation	4.250%	7/15/07	B+	2,634,701
4,563	Total Semiconductors & Equipment				4,450,929
$40,147	Total Convertible Bonds (cost $37,527,319)				38,603,005

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

March 31, 2007

Principal Amount (000)	Description	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 17.7%

$66,854	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $66,881,481, collateralized by $52,055,000 U.S. Treasury Bonds, 7.875%, due 2/15/21, value $68,192,050	4.900%	4/02/07	$66,854,182

	Total Short-Term Investments (cost $66,854,182)			66,854,182

	Total Investments (cost $345,498,903) – 100.8%			380,034,387

	Other Assets Less Liabilities – (0.8)%			(3,011,471)

	Net Assets – 100%			$377,022,916

(1)	Non-income producing.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

N/R	Not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2007, the cost of investments was $345,760,908.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$40,527,031
Depreciation	(6,253,552)
Net unrealized appreciation (depreciation) of investments	$34,273,479

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2007

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2007